Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average assumptions for calculating fair values of stock options granted
The weighted-average estimated fair values of stock options granted during the years ended December 31, 2014 and 2013 were $5.74 and $5.27 per option, respectively, which were calculated using the following weighted-average assumptions:

	2014	2013
Expected volatility	27.5%	28.9%
Risk-free interest rate	1.4%	0.7%
Dividend yield	3.2%	3.2%
Expected life (in years)	4.6	4.5
Contractual life (in years)	7.0	7.0

Summary of stock option activity
The following table summarizes stock option activity for the years ended December 31, 2015, 2014 and 2013:

	Number of Shares (in millions)	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2012	13.7	$27.51
Granted	3.0	31.21
Exercised	(5.5)	26.48		$36.0
Forfeited or expired	(0.7)	30.02
Outstanding as of December 31, 2013	10.5	28.91
Granted	0.5	33.76
Exercised	(3.0)	27.98		$24.5
Forfeited or expired	(0.4)	31.02
Outstanding as of December 31, 2014	7.6	29.49
Granted	—	—
Exercised	(2.4)	28.14		$31.2
Forfeited or expired	(0.2)	30.39
Outstanding as of December 31, 2015	5.0	$30.08	3.2	$69.7
Exercisable as of December 31, 2015	3.1	$29.41	2.6	$45.4

Restricted stock unit and restricted stock activity
The following table summarizes restricted stock unit (RSU) activity for the years ended December 31, 2015, 2014 and 2013:

	Number of RSUs (in thousands)	Weighted-Average Grant Date Fair Value per Share	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Unissued as of December 31, 2012	905.3	$27.51
Granted	361.8	30.16
Vested and issued	(243.0)	28.16
Forfeited	(27.1)	30.66
Unissued as of December 31, 2013	997.0	28.48
Granted	784.9	33.38
Vested and issued	(258.4)	28.07
Forfeited	(67.3)	33.14
Unissued as of December 31, 2014	1,456.2	24.07
Granted	722.5	39.12
Vested and issued	(405.1)	30.56
Forfeited	(46.3)	36.44
Unissued as of December 31, 2015	1,727.3	$34.15	1.0	$76.0
Vested and unissued as of December 31, 2015	561.5	$29.79

Performance shares award outstanding activity
The following table summarizes PSU activity for the year ended December 31, 2015:

	Number of PSUs (in thousands)	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2014	—	$—
Granted	143.4	38.69
Vested and issued	—	—
Forfeited	—	—
Outstanding as of December 31, 2015	143.4	$38.69

Accumulated benefit obligation and reconciliations of the changes of defined benefit pension plan
The following table presents the ABO and reconciliations of the changes in the PBO, the Plan assets and the accounting funded status of our defined benefit pension plan for the years ended December 31:

	Defined Benefit Pension Plan
	2015	2014
Accumulated benefit obligation	$251.6	$276.8
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$276.8	$261.7
Interest cost	9.9	11.3
Actuarial (gain) loss	(17.1)	24.7
Benefits paid	(18.0)	(20.9)
Projected benefit obligation at end of year	$251.6	$276.8
Change in plan assets:
Fair value of plan assets at beginning of year	$272.6	$269.8
Actual return on plan assets	(5.5)	26.5
Estimated expenses	(2.9)	(2.8)
Benefits paid	(18.0)	(20.9)
Fair value of plan assets at end of year	$246.2	$272.6
Underfunded status	$(5.4)	$(4.2)
Amounts recognized in the statement of financial position consist of:
Noncurrent liabilities	$(5.4)	$(4.2)
Net amount recognized	$(5.4)	$(4.2)
Weighted average assumptions used to determine benefit obligations:
Discount rate	4.19%	3.70%
Rate of compensation increase	N/A	N/A

Schedule of net periodic benefit costs
The components of the net periodic benefit cost for the years ended December 31 are summarized below:

	2015	2014	2013
Components of net periodic benefit cost:
Service cost	$2.9	$2.8	$2.9
Interest cost	9.9	11.3	11.0
Expected return on plan assets	(14.7)	(16.4)	(16.2)
Recognized net actuarial gain	—	(1.0)	(0.2)
Amortization of prior service cost	0.1	0.1	0.1
Settlement income	—	—	(3.5)
Net periodic benefit cost	$(1.8)	$(3.2)	$(5.9)
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	3.70%	4.50%	3.90%
Expected return on plan assets	5.64%	6.35%	6.00%
Rate of compensation increase	N/A	N/A	N/A

Summary of target asset allocation and actual asset allocation for defined benefit pension plans
The following table summarizes our target asset allocation for 2015 and actual asset allocation as of December 31, 2015 and 2014 for our Plan:

	Target Asset Allocation	2015 Actual Asset Allocation	2014 Actual Asset Allocation
Debt securities	72%	72%	70%
Equity securities	28	28	30
Total	100%	100%	100%

Changes in the fair value of the Plan's investment
The pension assets are measured at fair value. The following table summarizes, by level, within the fair value hierarchy, the investments of the Plan at fair value as of December 31, 2015 and 2014:

		Fair Value Measurements Using
	Total as of December 31, 2015	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market accounts	$2.9	$2.9	$—	$—
Mutual funds	242.7	—	242.7	—
Limited partnerships	0.6	—	—	0.6
Total assets	$246.2	$2.9	$242.7	$0.6

		Fair Value Measurements Using
	Total as of December 31, 2014	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market accounts	$6.2	$6.2	$—	$—
Mutual funds	266.0	—	266.0	—
Limited partnerships	0.4	—	—	0.4
Total assets	$272.6	$6.2	$266.0	$0.4

Estimated future benefit payments	Estimated future benefit payments for the next ten years under the Plan follows:

2016	$20.0
2017	20.1
2018	19.2
2019	19.6
2020	19.2
2021 through 2025	87.5

Schedule of individually significant multiemployer pension plans
There have been no significant changes that affect the comparability of the 2015, 2014 and 2013 contributions.

		Pension Protection Act Zone Status		Funding Improvement or Rehabilitation Plan Status Pending /	Republic Contributions to Plan			Surcharge	Expiration Dates
Legal Plan Name	EIN	2014	2013	Implemented	2015	2014	2013	Imposed	of CBAs
Local 731 Private Scavengers and Garage Attendants Pension Trust Fund	36-6513567	Critical	Critical	Implemented	10.2	9.2	6.9	No	Various dates through 1/31/19
Western Conference of Teamsters Pension Plan	91-6145047	Safe	Safe	No	33.4	30.8	26.6	No	Various dates through 10/23/19
Individually significant plans					43.6	40.0	33.5
All other plans	N/A	N/A	N/A	N/A	13.2	11.8	13.2	N/A
Total					$56.8	$51.8	$46.7